Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Revenue (note 1 (l))	$ 589,201	$ 589,370	$ 745,800
Cost of sales	334,811	327,801	410,160
Gross margin	254,390	261,569	335,640
Operating expenses
Selling, marketing and administration	120,991	170,871	180,837
Research and development	41,253	48,811	50,032
Depreciation and amortization of property and equipment (note 5)	16,357	21,190	21,259
Amortization of intangible assets (notes 1 (i) and 7)	22,367	9,571	9,573
Restructuring costs (note 2)	5,891	20,774	13,375
Impairment of goodwill (note 6)		34,173
Impairment of property and equipment (note 5)		2,194
(Gain) loss on sale of long-lived assets (note 7)	(4,147)	88	20
Total operating expenses	202,712	307,672	275,096
Operating income (loss)	51,678	(46,103)	60,544
Non-operating expenses (income)
Interest expense	21,446	12,761	14,576
Foreign exchange loss	9,904	5,003	8,544
Other income	(736)	(394)	(536)
Total non-operating expenses	30,614	17,370	22,584
Income (loss) before income taxes	21,064	(63,473)	37,960
Income tax expense (recovery) (note 11)
Current	5,097	(1,315)	15,364
Deferred	(4,577)	(7,663)	(8,448)
Income tax expense total	520	(8,978)	6,916
Net income (loss)	$ 20,544	$ (54,495)	$ 31,044
Earnings (loss) per share (note 13)
Basic	$ 0.17	$ (0.45)	$ 0.25
Diluted	$ 0.16	$ (0.45)	$ 0.25